Schedule of investments
Delaware Strategic Income Fund	April 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 7.94%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 8.12% (LIBOR01M + 3.10%) 3/25/50 #, •	1,173,177	$ 1,200,499
Series 2021-DNA1 M2 144A 6.615% (SOFR + 1.80%) 1/25/51 #, •	1,175,525	1,163,791
Series 2021-DNA3 M2 144A 6.915% (SOFR+ 2.10%) 10/25/33 #, •	1,350,000	1,314,678
Series 2021-HQA1 M2 144A 7.065% (SOFR + 2.25%) 8/25/33 #, •	1,978,064	1,926,158
Series 2021-HQA2 M2 144A 6.865% (SOFR + 2.05%) 12/25/33 #, •	2,000,000	1,910,866
Total Agency Collateralized Mortgage Obligations (cost $7,670,324)		7,515,992

Agency Commercial Mortgage-Backed Securities — 1.94%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.176% 7/25/27 #, •	325,000	310,257
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	325,000	305,966
Series 2018-K72 B 144A 4.119% 12/25/50 #, •	325,000	307,637
Series 2018-K86 C 144A 4.437% 11/25/51 #, •	970,000	913,009
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,836,869

Agency Mortgage-Backed Securities — 2.74%
Fannie Mae S.F. 30 yr
5.00% 9/1/52	896,438	891,348
5.00% 10/1/52	407,448	405,198
5.50% 10/1/52	854,908	867,632
6.00% 12/1/52	420,236	428,222
Total Agency Mortgage-Backed Securities (cost $2,563,574)		2,592,400

Convertible Bonds — 1.88%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	290,000	382,638
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,124,000	1,063,304
Spirit Airlines 1.00% exercise price $42.63, maturity date 5/15/26	404,000	329,664
Total Convertible Bonds (cost $1,728,092)		1,775,606
NQ-DD [4/23] 6/23 (2965258)    1

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds — 37.98%
Banking — 1.95%
Access Bank 144A 6.125% 9/21/26 #		600,000	$ 477,420
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		500,000	473,375
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		47,000	45,884
Deutsche Bank
5.625% 5/19/31 μ	EUR	200,000	209,497
6.72% 1/18/29 μ		150,000	152,656

Popular 7.25% 3/13/28		255,000	252,712
SVB Financial Group
4.00% 5/15/26 μ, ‡, ψ		385,000	29,362
4.57% 4/29/33 μ, ‡		71,000	45,504

Truist Financial 4.95% 9/1/25 μ, ψ		165,000	155,446
			1,841,856
Basic Industry — 3.36%
CSN Resources 144A 5.875% 4/8/32 #		535,000	440,756
Domtar 144A 6.75% 10/1/28 #		509,000	441,407
First Quantum Minerals 144A 6.875% 10/15/27 #		1,000,000	971,775
Sasol Financing USA
6.50% 9/27/28		440,000	406,907
144A 8.75% 5/3/29 #		400,000	401,606

Stillwater Mining 144A 4.50% 11/16/29 #		620,000	513,744
			3,176,195
Brokerage — 0.76%
Jefferies Financial Group 6.50% 1/20/43		245,000	256,097
NFP
144A 6.875% 8/15/28 #		270,000	235,804
144A 7.50% 10/1/30 #		235,000	230,546
			722,447
Capital Goods — 2.89%
Cemex 144A 9.125% 3/14/28 #, μ, ψ		370,000	367,873
Embraer Netherlands Finance 5.40% 2/1/27		490,000	471,906
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		460,000	467,043
SAN Miguel Industrias 144A 3.50% 8/2/28 #		640,000	546,448
Standard Industries
144A 3.375% 1/15/31 #		159,000	126,013
144A 4.375% 7/15/30 #		313,000	270,552

2    NQ-DD [4/23] 6/23 (2965258)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	500,000	$ 487,270
		2,737,105
Communications — 5.74%
Altice France 144A 5.50% 10/15/29 #	865,000	648,301
Cellnex Finance 144A 3.875% 7/7/41 #	200,000	148,949
CMG Media 144A 8.875% 12/15/27 #	415,000	322,260
Consolidated Communications
144A 5.00% 10/1/28 #	340,000	249,594
144A 6.50% 10/1/28 #	325,000	254,312

CSC Holdings 144A 5.375% 2/1/28 #	565,000	464,163
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	500,000	366,895
Directv Financing 144A 5.875% 8/15/27 #	530,000	465,695
Discovery Communications 4.00% 9/15/55	10,000	6,582
DISH DBS 144A 5.75% 12/1/28 #	315,000	224,526
Frontier Communications Holdings 144A 5.875% 10/15/27 #	500,000	460,705
Gray Escrow II 144A 5.375% 11/15/31 #	350,000	224,711
IHS Holding 144A 5.625% 11/29/26 #	400,000	335,728
Time Warner Cable 7.30% 7/1/38	350,000	363,027
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	555,000	492,793
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	400,000	332,016
Warnermedia Holdings 144A 5.141% 3/15/52 #	95,000	75,997
		5,436,254
Consumer Cyclical — 3.30%
Alsea 144A 7.75% 12/14/26 #	600,000	596,479
Arcos Dorados 144A 6.125% 5/27/29 #	370,000	353,049
Bath & Body Works 6.875% 11/1/35	460,000	416,967
Carnival
144A 5.75% 3/1/27 #	355,000	292,555
144A 7.625% 3/1/26 #	653,000	597,802

PetSmart 144A 7.75% 2/15/29 #	250,000	246,759
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	135,000	119,170
Staples 144A 7.50% 4/15/26 #	510,000	430,683
VICI Properties 4.95% 2/15/30	75,000	71,774
		3,125,238
Consumer Non-Cyclical — 3.53%
Bausch Health
144A 5.50% 11/1/25 #	120,000	104,756
144A 11.00% 9/30/28 #	173,000	140,346

NQ-DD [4/23] 6/23 (2965258)    3

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Central American Bottling 144A 5.25% 4/27/29 #	585,000	$ 546,056
DaVita
144A 3.75% 2/15/31 #	250,000	201,544
144A 4.625% 6/1/30 #	335,000	292,110

InRetail Consumer 144A 3.25% 3/22/28 #	625,000	537,387
JBS USA Lux 144A 3.00% 2/2/29 #	25,000	21,455
MHP Lux 144A 6.25% 9/19/29 #	505,000	245,556
Organon & Co. 144A 5.125% 4/30/31 #	500,000	446,012
Pilgrim's Pride 144A 5.875% 9/30/27 #	121,000	120,536
Tenet Healthcare
6.125% 10/1/28	145,000	140,854
6.875% 11/15/31	370,000	362,939

Teva Pharmaceutical Finance Netherlands III 5.125% 5/9/29	200,000	185,765
		3,345,316
Electric — 2.00%
Calpine
144A 5.00% 2/1/31 #	145,000	122,321
144A 5.125% 3/15/28 #	279,000	258,079

Duke Energy 4.875% 9/16/24 μ, ψ	80,000	77,087
NRG Energy 144A 4.45% 6/15/29 #	285,000	261,710
Pacific Gas and Electric 3.30% 8/1/40	367,000	257,371
UEP Penonome II 144A 6.50% 10/1/38 #	598,989	444,749
Vistra 144A 7.00% 12/15/26 #, μ, ψ	520,000	466,884
		1,888,201
Energy — 6.04%
CNX Midstream Partners 144A 4.75% 4/15/30 #	500,000	419,139
CNX Resources 144A 6.00% 1/15/29 #	700,000	648,332
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	442,000	417,014
Ecopetrol 6.875% 4/29/30	595,000	538,018
Energy Transfer 6.50% 11/15/26 μ, ψ	485,000	430,438
Genesis Energy 7.75% 2/1/28	505,000	497,664
Geopark 144A 5.50% 1/17/27 #	620,000	515,546
Guara Norte 144A 5.198% 6/15/34 #	564,553	481,414
PDC Energy 5.75% 5/15/26	445,000	432,551
Petroleos Mexicanos 5.95% 1/28/31	1,135,000	839,705
Tullow Oil 144A 10.25% 5/15/26 #	640,000	500,438
		5,720,259
4    NQ-DD [4/23] 6/23 (2965258)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 1.66%
AerCap Ireland Capital DAC
2.45% 10/29/26		150,000	$ 134,597
3.30% 1/30/32		150,000	122,956
3.40% 10/29/33		150,000	120,699

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		620,000	548,930
Oryx Funding 144A 5.80% 2/3/31 #		485,000	472,470
RKPF Overseas 2020 5.125% 7/26/26		300,000	171,131
			1,570,783
Industrials — 0.61%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28	EUR	300,000	275,990
Georgian Railway JSC 4.00% 6/17/28		355,000	305,408
			581,398
Insurance — 0.48%
Brighthouse Financial 4.70% 6/22/47		112,000	84,725
MetLife 3.85% 9/15/25 μ, ψ		185,000	172,512
Sagicor Financial 144A 5.30% 5/13/28 #		200,000	192,820
			450,057
Natural Gas — 0.52%
Medco Laurel Tree 144A 6.95% 11/12/28 #		545,000	493,415
			493,415
Technology — 1.54%
Broadcom 144A 3.469% 4/15/34 #		320,000	264,507
CommScope Technologies 144A 6.00% 6/15/25 #		100,000	94,131
Entegris Escrow 144A 4.75% 4/15/29 #		90,000	83,809
Iron Mountain
144A 5.25% 7/15/30 #		71,000	65,486
144A 5.625% 7/15/32 #		600,000	545,623

Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		230,000	201,740
NCR
144A 5.00% 10/1/28 #		105,000	91,689
144A 5.125% 4/15/29 #		127,000	109,995
			1,456,980
Transportation — 3.02%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	100,000	97,814
Azul Investments 144A 7.25% 6/15/26 #		640,000	452,771
Babcock International Group 1.375% 9/13/27	EUR	500,000	492,198
NQ-DD [4/23] 6/23 (2965258)    5

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Grupo Aeromexico 144A 8.50% 3/17/27 #		500,000	$ 447,714
International Consolidated Airlines Group 3.75% 3/25/29	EUR	200,000	183,078
Mileage Plus Holdings 144A 6.50% 6/20/27 #		340,000	339,864
Rutas 2 and 7 Finance 144A 3.018% 9/30/36 #, ^		657,000	427,592
United Airlines 144A 4.625% 4/15/29 #		457,000	414,077
			2,855,108
Utilities — 0.58%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		623,100	546,772
			546,772
Total Corporate Bonds (cost $40,680,922)			35,947,384

Municipal Bonds — 0.73%
Commonwealth of Puerto Rico(Restructured)
Series A 2.993% 7/1/24^		12,435	11,784
Series A-1 4.00% 7/1/35		27,144	24,347

GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40		782,403	651,350
Total Municipal Bonds (cost $753,950)			687,481

Non-Agency Asset-Backed Securities — 5.05%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.729% 11/25/36 ~		77,189	75,597
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #		750,000	648,633
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #		441,000	380,973
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #		2,150,500	1,868,075
Taco Bell Funding Series 2018-1A A2II 144A 4.94% 11/25/48 #		957,500	922,478
Wendy's Funding Series 2018-1A A2II 144A 3.884% 3/15/48 #		947,500	879,656
Total Non-Agency Asset-Backed Securities (cost $5,185,803)			4,775,412

6    NQ-DD [4/23] 6/23 (2965258)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 6.02%
JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.143% 4/25/52 #, •	580,980	$ 466,694
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.918% 4/25/44 #, •	675,450	627,585
Series 2017-5 B2 144A 3.781% 8/25/47 #, •	1,679,977	1,557,108
Series 2017-6 B2 144A 3.726% 9/25/47 #, •	1,685,988	1,534,993
Series 2017-7 B2 144A 3.724% 10/25/47 #, •	1,690,783	1,512,289
Total Non-Agency Collateralized Mortgage Obligations (cost $6,546,608)		5,698,669

Non-Agency Commercial Mortgage-Backed Securities — 2.55%
BANK Series 2022-BNK39 B 3.348% 2/15/55 •	600,000	461,401
Benchmark Mortgage Trust
Series 2020-B21 C 3.458% 12/17/53 •	500,000	364,306
Series 2020-B22 A5 1.973% 1/15/54	500,000	402,553

DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	500,000	376,330
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	443,213
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	254,275

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	112,775
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,965,510)		2,414,853

Loan Agreements — 4.02%
Applied Systems 2nd Lien 11.648% (SOFR03M + 6.75%) 9/17/27 •	1,336,630	1,341,642
AssuredPartners 8.525% (LIBOR01M + 3.50%) 2/12/27 •	448,303	441,438
Connect US Finco 8.53% (LIBOR01M + 3.50%) 12/11/26 •	276,450	275,339
Frontier Communications Tranche B 8.813% (LIBOR01M + 3.75%) 5/1/28 •	686,000	656,952
Hamilton Projects Acquiror 9.659% (LIBOR03M + 4.50%) 6/17/27 •	684,147	679,260
Ultimate Software Group 1st Lien 8.895% (SOFR03M + 3.75%) 5/4/26 •	419,952	413,316
Total Loan Agreements (cost $3,808,209)		3,807,947

NQ-DD [4/23] 6/23 (2965258)    7

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Sovereign Bonds — 4.66%Δ
Brazil — 0.43%
Brazilian Government International Bond 4.75% 1/14/50	550,000	$ 406,801
		406,801
Dominican Republic — 0.39%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	414,000	367,496
		367,496
Egypt — 0.55%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	393,000	328,616
144A 7.60% 3/1/29 #	315,000	193,869
		522,485
Honduras — 0.81%
Honduras Government International Bond 144A 5.625% 6/24/30 #	959,000	761,448
		761,448
Ivory Coast — 1.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,164,000	987,123
		987,123
Senegal — 0.54%
Senegal Government International Bond 144A 6.75% 3/13/48 #	764,000	513,698
		513,698
Uzbekistan — 0.90%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #	862,000	851,404
		851,404
Total Sovereign Bonds (cost $5,493,682)		4,410,455

US Treasury Obligations — 21.57%
US Treasury Bonds
2.375% 2/15/42	65,000	52,482
3.625% 2/15/53	1,595,000	1,581,916
3.875% 2/15/43	1,770,000	1,789,221

US Treasury Floating Rate Note 5.331% (USBMMY3M + 0.20%) 1/31/25 •	1,210,000	1,212,455
8    NQ-DD [4/23] 6/23 (2965258)

(Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.50% 1/31/30	3,100,000	$ 3,102,180
3.50% 2/15/33	4,435,000	4,461,679
3.625% 3/31/28	1,445,000	1,452,959
3.625% 3/31/30	460,000	464,313
4.00% 2/28/30	235,000	242,270
4.125% 10/31/27	1,485,000	1,519,776
4.125% 11/15/32	1,390,000	1,467,319
4.50% 11/30/24	3,030,000	3,037,693
4.625% 2/28/25	35,000	35,293
Total US Treasury Obligations (cost $20,048,123)		20,419,556
	Number of shares
Common Stock — 0.59%
Transportation — 0.59%
Grupo Aeromexico =, †	49,917	555,266
Total Common Stock (cost $815,893)		555,266
	Notional amount*
Options Purchased — 0.04%
Put Swaptions — 0.04%
CDX.NA.HY.39.V1 5 yr strike price $100.50, expiration date 5/17/23 (MS)	5,900,000	34,846
Total Options Purchased (cost $79,650)		34,846
	Number of shares
Short-Term Investments — 1.78%
Money Market Mutual Funds — 1.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	421,580	421,580
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	421,580	421,580
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	421,580	421,580
NQ-DD [4/23] 6/23 (2965258)    9

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	421,579	$ 421,579
Total Short-Term Investments (cost $1,686,319)		1,686,319
Total Value of Securities Before Options Written—99.49% (cost $102,167,205)		94,159,055
	Notional amount*
Options Written — (0.01%)
Put Swaptions — (0.01%)
CDX.NA.HY.39.V1 5 yr strike price $96.50, expiration date 5/17/23 (MS)	(5,900,000)	(3,794)
CDX.NA.HY.39.V1 5 yr strike price $98.50, expiration date 5/17/23 (MS)	(3,100,000)	(5,492)
Total Options Written (premium received $59,050)		(9,286)
Receivables and Other Assets Net of Liabilities—0.52%		496,618
Net Assets Applicable to 12,942,257 Shares Outstanding—100.00%		$94,646,387
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $50,894,562, which represents 53.77% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
10    NQ-DD [4/23] 6/23 (2965258)

(Unaudited)
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at April 30, 2023.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMCB	EUR	(1,217,247)	USD	1,338,887	8/25/23	$(13,607)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(2)	Euro-Bobl	$(259,982)	$(263,063)	6/8/23	$3,081	$(1,655)
36	US Treasury 5 yr Notes	3,950,719	3,929,290	6/30/23	21,429	6,109
10	US Treasury 10 yr Notes	1,152,031	1,110,650	6/21/23	41,381	4,688
2	US Treasury 10 yr Ultra Notes	242,906	233,724	6/21/23	9,182	1,500
Total Futures Contracts			$5,010,601		$75,073	$10,642
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are
NQ-DD [4/23] 6/23 (2965258)    11

Schedule of investments
Delaware Strategic Income Fund   (Unaudited)
reflected in the Fund's net assets.
Summary of abbreviations:
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
12    NQ-DD [4/23] 6/23 (2965258)